NOVEMBER 27, 2024
SUPPLEMENT TO THE FOLLOWING
HARTFORD TOTAL RETURN BOND HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2024
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford Total Return Bond HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Connor Fitzgerald, CFA is added as a portfolio manager for the Hartford Total Return Bond HLS Fund (the “Fund”). Joseph F. Marvan, CFA, Campe Goodman, CFA, Robert D. Burn, CFA, and Jeremy Forster will remain as portfolio managers for the Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Total Return Bond HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added to the portfolio manager table:
Portfolio Manager	Title	Involved with Fund Since
Connor Fitzgerald, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2015

(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Total Return Bond HLS Fund” in the above referenced Statutory Prospectus, the following information for Connor Fitzgerald, CFA is added:
Connor Fitzgerald, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager of the Fund since November 2024 and has been involved in securities analysis for the Fund since 2015. Mr. Fitzgerald joined Wellington Management as an investment professional in 2015.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7699
November 2024

NOVEMBER 27, 2024
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC.
DATED APRIL 29, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the Total Return Bond HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Total Return Bond HLS Fund
Connor Fitzgerald(7)
Other Registered Investment Companies	11	$1,381	0	$0
Other Pooled Investment Vehicles	11	$3,694	5	$568
Other Accounts	66	$25,463	5	$911
(7)
Information is as of July 31, 2024. Effective November 27, 2024, Mr. Fitzgerald became a portfolio manager to the Total Return Bond HLS Fund.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Connor Fitzgerald(7)	Total Return Bond HLS Fund	None
(7)
Information is as of July 31, 2024. Effective November 27, 2024, Mr. Fitzgerald became a portfolio manager to the Total Return Bond HLS Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.